Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories

Note 9 — Inventories

Inventories consist of the following:

	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Finished goods – holographic accessories	1,590,495	1,494,770	214,624
Finished goods – semiconductors	5,251,250	909,048	130,524
Total inventories	6,841,745	2,403,818	345,148

Inventory impairment amounted to nil, RMB 8,116,218 and nil for the year ended December 31, 2020, 2021 and 2022, respectively, which was mainly for obsolescent inventory for semiconductor accessories.